Net interest income	6 Months Ended
Jun. 30, 2021
Net interest income
Net interest income

Note 2. Net interest income

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2021	2021	2020[1]	2021	2020[1]	2020
Interest income
Loans to credit institutions	34	33	51	67	147	236
Loans to the public	919	920	1,124	1,839	2,199	4,210
Loans in the form of interest-bearing securities	189	195	243	384	456	897
Interest-bearing securities excluding loans in the form of interest-bearing securities	12	19	71	31	191	242
Derivatives	-529	-558	-369	-1,087	-634	-1,708
Administrative remuneration CIRR-system	48	45	52	93	102	197
Other assets	5	6	6	11	19	34
Total interest income[2]	678	660	1,178	1,338	2,480	4,108

Interest expenses
Interest expenses	-191	-150	-692	-341	-1,563	-2,076
Resolution fee	-19	-25	-17	-44	-43	-86
Total interest expenses	-210	-175	-709	-385	-1,606	-2,162
Net interest income	468	485	469	953	874	1,946
1	Since Q4 2020, SEK has changed the accounting principle regarding the CIRR-system, see Note 1 to the consolidated financial statements included in SEK's 2020 Annual Report on Form 20-F. The comparative figures have been adjusted.
2	Interest income calculated using the effective interest method amounted to Skr 2,087 million during January-June 2021 (1H20: Skr 2,622 million).